Equity (Schedule Of Shares Of Common Stock And Treasury Stock) (Detail) - shares		12 Months Ended
	Nov. 13, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Equity Note [Line Items]
Issued shares, balance		1,136,697,235	1,136,697,235	1,323,197,235
Effect of stock split		78,104,609
Effect of stock split, issued shares		1,136,697,235
Cancellation of treasury stock under resolution of the board of directors for Issued Shares		(177,000,000)		(186,500,000)
Issued shares, balance		2,096,394,470	1,136,697,235	1,136,697,235
Treasury stock shares, balance		156,195,212	26,650,807	137,822,603
Acquisition of treasury stock under resolution of the board of directors		21,000,000	51,413,227	75,294,000
Acquisition of treasury stock through purchase of less-than-one-unit shares		58,082	35,570	37,134
Resale of treasury stock to holders of less-than-one-unit shares		(5,028)	(1,998)	(2,930)
Cancellation of treasury stock under resolution of the board of directors	(177,000,000)	(177,000,000)		(186,500,000)
Treasury stock shares, before a stock split			78,097,606
Treasury stock shares, balance		255,269	156,195,212	26,650,807